Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities [Table Text Block]

The following is a list of regulatory assets and liabilities reflected on the Registrants’ respective Consolidated Balance Sheets as of December 31, 2019 and 2018. The “amortization through” columns indicate the latest year when a regulatory asset or regulatory liability category will be fully amortized:

	December 31, 2019
	CenterPoint Energy		Houston Electric		CERC
	Amortization Through	(in millions)	Amortization Through	(in millions)	Amortization Through	(in millions)
Regulatory Assets:
Current regulatory assets (1)	2020	$12	n/a	$—	2020	$12
Non-current regulatory assets:
Securitized regulatory assets	2024	788	2024	788	n/a	—
Unrecognized equity return (2)	2024	(168)	2024	(168)	n/a	—
Unamortized loss on reacquired debt (3)	2046	62	2046	62	n/a	—
Pension and postretirement-related regulatory asset (3)	Various (a)	637	TBD (b)	34	Various (a)	22
Hurricane Harvey restoration costs (3)	Various	68	TBD (b)	64	TBD (c)	4
Regulatory assets related to TCJA (3) (4)	Various	30	TBD (b)	23	2023	7
Asset retirement obligation (3)	Perpetual	131	Perpetual	26	Perpetual	94
Other regulatory assets-not earning a return (5)	Various (d)	147	Various	57	Various	48
Other regulatory assets	Various	422	Various	29	Various	16
Total non-current regulatory assets		2,117		915		191
Total regulatory assets		2,129		915		203
Regulatory Liabilities:
Current regulatory liabilities (6)	2020	47	n/a	—	2020	47
Non-current regulatory liabilities:
Regulatory liabilities related to TCJA (4)	Various	1,582	TBD (b)	821	Various	442
Estimated removal costs	Various	1,429	Various	244	Various	637
Other regulatory liabilities	Various	463	Various	223	Various	140
Total non-current regulatory liabilities		3,474		1,288		1,219
Total regulatory liabilities		3,521		1,288		1,266
Total regulatory assets and liabilities, net		$(1,392)		$(373)		$(1,063)

(a)	Pension and postretirement-related regulatory assets balances are measured annually, and the ending amortization period may change based on the actuarial valuation.

(b)	The recovery and amortization of these amounts are to be determined upon receipt of the final order.

(c)	The recovery and amortization of a portion of these amounts are expected to be determined in the next rate case.

(d)	Other regulatory assets not-earning a return includes items with different amortization periods; therefore, the amortization is accounted for through various periods.

	December 31, 2018
	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Regulatory Assets:
Current regulatory assets (1)	$77	$—	$77
Non-current regulatory assets:
Securitized regulatory assets	1,059	1,059	—
Unrecognized equity return (2)	(213)	(213)	—
Unamortized loss on reacquired debt (3)	68	68	—
Pension and postretirement-related regulatory asset (3)	725	33	30
Hurricane Harvey restoration costs (3)	68	64	4
Regulatory assets related to TCJA (3) (4)	33	23	10
Asset retirement obligation (3)	109	24	85
Other regulatory assets-not earning a return (3)	81	55	26
Other regulatory assets	37	11	26
Total non-current regulatory assets	1,967	1,124	181
Total regulatory assets	2,044	1,124	258
Regulatory Liabilities:
Current regulatory liabilities (6)	38	17	21
Non-current regulatory liabilities:
Regulatory liabilities related to TCJA (4)	1,323	847	476
Estimated removal costs	886	269	617
Other regulatory liabilities	316	182	134
Total non-current regulatory liabilities	2,525	1,298	1,227
Total regulatory liabilities	2,563	1,315	1,248
Total regulatory assets and liabilities, net	$(519)	$(191)	$(990)

(1)	Current regulatory assets are included in Prepaid expenses and other current assets in the Registrants’ respective Consolidated Balance Sheets.

(2)
The unrecognized equity return will be recognized as it is recovered in rates through 2024. The timing of CenterPoint Energy’s and Houston Electric’s recognition of the equity return will vary each period based on amounts actually collected during the period. The actual amounts recognized are adjusted at least annually to correct any over-collections or under-collections during the preceding 12 months.

	Year Ended December 31,
	2019		2018		2017
	CenterPoint Energy	Houston Electric	CenterPoint Energy	Houston Electric	CenterPoint Energy	Houston Electric
	(in millions)
Allowed equity return recognized	$45	$45	$74	$74	$42	$42

(3)	Substantially all of these regulatory assets are not earning a return.

(4)	The EDIT and deferred revenues will be recovered or refunded to customers as required by tax and regulatory authorities. See Note 15 for additional information.

(5)
Regulatory assets acquired in the Merger and not earning a return were recorded at fair value as of the Merger Date. Such fair value adjustments are recognized over time until the regulatory asset is recovered.

(6)
Current regulatory liabilities are included in Other current liabilities in each of the Registrants’ respective Consolidated Balance Sheets.